Investments in associates and joint venture (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures

	Share in equity
	2023	2022	2023	2022
	%	%	US$(000)	US$(000)

Associates:
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,416,051	1,408,260
Compañía Minera Coimolache S.A.	40.10	40.10	99,059	98,388
Tinka Resources Ltd.	19.32	19.32	9,221	10,678
			1,524,331	1,517,326
Joint venture (d)			1,628	2,486
Other minor investments			1,164	1,165
			1,527,123	1,520,977

Schedule of net share in profit (loss) of investments

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	152,552	181,221	233,342
Compañía Minera Coimolache S.A.	1,072	(2,493)	8,170
Tinka Resources Ltd.	(1,320)	(2,447)	(1,098)
	152,304	176,281	240,414
Joint venture	(79)	(11)	36
	152,225	176,270	240,450

Schedule of financial position of associate under equity method

The table below presents the key financial data from the joint venture under IFRS:

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	17,375	14,760
Non-current assets	67,589	87,692
Current liabilities	(12,896)	(17,608)
Non-current liabilities	(50,572)	(53,768)
Equity	21,496	31,076

Group’s interest	1,628	2,486

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Net revenues	98,270	27,538	22,937

Net profit (loss)	(148)	(137)	450
Group’s share in results	(79)	(11)	36

Summary of changes in investments in associates and joint venture

	2023	2022
	US$(000)	US$(000)

As of January 1,	1,520,977	1,422,295
Net share in profit of associates and joint venture	152,225	176,270
Equity contributions granted and paid, note 32(a)	—	1,677
Dividends declared and collected, note 32(a)	(147,286)	(79,140)
Unrealized results on investments	3	(101)
Translation adjustments and other	1,204	(24)
As of December 31,	1,527,123	1,520,977

Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,789,427	1,946,762
Non-current assets	6,141,483	6,047,101
Current liabilities	(460,991)	(564,058)
Non-current liabilities	(789,545)	(778,378)

Equity	6,680,374	6,651,427

Group’s interest	1,308,288	1,300,497
Goodwill	107,763	107,763
	1,416,051	1,408,260

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,789,427	1,946,762
Non-current assets	6,141,483	6,047,101
Current liabilities	(460,991)	(564,058)
Non-current liabilities	(789,545)	(778,378)

Equity	6,680,374	6,651,427

Group’s interest	1,308,288	1,300,497
Goodwill	107,763	107,763
	1,416,051	1,408,260

Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	242,490	208,382
Non-current assets	133,463	154,399
Current liabilities	(26,977)	(21,565)
Non-current liabilities	(101,909)	(95,822)

Equity	247,067	245,394

Group’s interest	99,059	98,388

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2023	2022
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	242,490	208,382
Non-current assets	133,463	154,399
Current liabilities	(26,977)	(21,565)
Non-current liabilities	(101,909)	(95,822)

Equity	247,067	245,394

Group’s interest	99,059	98,388

Tinka resources Ltd
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Tinka under IFRS in 2023 and 2022 (financial statements as of September 30, 2023 and 2022) and in 2021 (financial statements as of November 30, 2021):

	2023	2022
	US$(000)	US$(000)
Statements of financial position:
Current assets	5,591	13,007
Non-current assets	42,475	42,735
Current liabilities	(350)	(473)
Equity	47,716	55,269

Group’s interest	9,221	10,678

Schedule of statements of profit or loss

	2023	2022
	US$(000)	US$(000)
Statements of financial position:
Current assets	5,591	13,007
Non-current assets	42,475	42,735
Current liabilities	(350)	(473)
Equity	47,716	55,269

Group’s interest	9,221	10,678